Debt - Long-term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Long-term Debt	$ 8,350	[1]	$ 8,080
Debt Instrument, Unamortized Discount	(7)		(1)
Long-term Debt, Fair Value	190	[2]	228	[2]
Long-term Debt, Current Maturities	(1,445)		(1,070)
Long-term Debt, Excluding Current Maturities	7,088		7,237
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	1,445	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	425	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,078	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,252	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	951	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,199	[1]
Long-term Debt Maturities, Current Year by Quarter, First	12
Long-term Debt Maturities, Subsequent Year by Quarter, Second	1,114
Long-term Debt Maturities, Current Year by Quarter, Third	310
Long-term Debt Maturities, Current Year by Quarter, Fourth	9
Notes due 2011 [Member]
Debt Instrument [Line Items]
Long-term Debt	0		1
Debt, Weighted Average Interest Rate	0.00%	[3]
Senior Notes due 2011 [Member]
Debt Instrument [Line Items]
Long-term Debt	0		750
Debt, Weighted Average Interest Rate	0.00%	[3]
Senior Notes due 2012 [Member]
Debt Instrument [Line Items]
Long-term Debt	1,100		1,100
Debt, Weighted Average Interest Rate	5.59%	[3]
Senior Notes due 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt	400		400
Debt, Weighted Average Interest Rate	5.65%	[3]
Convertible Notes due 2014 [Member]
Debt Instrument [Line Items]
Long-term Debt	19		19
Debt, Weighted Average Interest Rate	9.00%	[3]
Senior Notes due 2014 [Member]
Debt Instrument [Line Items]
Long-term Debt	750		750
Debt, Weighted Average Interest Rate	8.25%	[3]
Floating Rate Notes due 2014 [Member]
Debt Instrument [Line Items]
Long-term Debt	300		0
Debt, Weighted Average Interest Rate	1.28%	[3]
Senior Notes due 2015 4.29% [Member]
Debt Instrument [Line Items]
Long-term Debt	1,000		1,000
Debt, Weighted Average Interest Rate	4.29%	[3]
Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt	250		250
Debt, Weighted Average Interest Rate	7.20%	[3]
Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt	700		700
Debt, Weighted Average Interest Rate	6.48%	[3]
Senior Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt	500		500
Debt, Weighted Average Interest Rate	6.83%	[3]
Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term Debt	1		0
Debt, Weighted Average Interest Rate	0.57%	[3]
Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term Debt	1,000		1,000
Debt, Weighted Average Interest Rate	6.37%	[3]
Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt	650		650
Debt, Weighted Average Interest Rate	5.66%	[3]
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt	700		0
Debt, Weighted Average Interest Rate	4.59%	[3]
Zero Coupon Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt	301		283
Debt, Weighted Average Interest Rate	5.71%	[3]
Senior Notes due 2039 [Member]
Debt Instrument [Line Items]
Long-term Debt	350		350
Debt, Weighted Average Interest Rate	6.78%	[3]
Subtotal - Xerox Corportation [Member]
Debt Instrument [Line Items]
Long-term Debt	8,021		7,753
Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt	250		250
Debt, Weighted Average Interest Rate	4.25%	[3]
Borrowings secured by other assets [Member]
Debt Instrument [Line Items]
Long-term Debt	76		75
Debt, Weighted Average Interest Rate	5.59%	[3]
Other [Member]
Debt Instrument [Line Items]
Long-term Debt	3		2
Debt, Weighted Average Interest Rate	2.14%	[3]
Subtotal subsidiary companies [Member]
Debt Instrument [Line Items]
Long-term Debt	329		327
Senior Notes due 2021 4.5% [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 363
Debt, Weighted Average Interest Rate	4.50%

[1]	(1)Quarterly total debt maturities for 2012 are $12, $1,114, $310 and $9 for the first, second, third and fourth quarters, respectively. 2012 maturities also includes our puttable 5.71% Zero Coupon Notes due 2023, In February 2012, we completed an exchange of the 5.71% Zero Coupon Notes due 2023 for approximately $363 of our 4.50% Senior Notes due 2021. Refer to Note 21 - Subsequent Events for additional information regarding this debt exchange.
[2]	(1)Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.
[3]	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.